Stockholders' Deficit - Additional Information (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				14 Months Ended
	Apr. 24, 2025 $ / shares shares	Nov. 30, 2022 $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Sep. 30, 2025 vote $ / shares shares	Aug. 19, 2025 $ / shares	May 12, 2025 $ / shares shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 $ / shares	May 13, 2024 $ / shares	May 12, 2024 $ / shares	Mar. 04, 2024 vote $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					500,000,000	[1]	100,000,000	[1]	100,000,000	[1]	500,000,000
Common stock, shares, outstanding (in shares)					8,931,104		3,200,449		3,200,449		9,666,567							7,145,907
Common stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001							$ 0.0001
Number of entitled vote | vote											1							1
Preferred stock, shares authorized (in shares)					10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)					0		0		0		0
Preferred stock, shares issued (in shares)					0		0		0		0
Deemed dividend related to modification of equity classified warrants | $				$ 0	$ 0
Class of warrant or right, modification, liability | $					200,513
Private Investment Public Entity Agreement | Related Party
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares													$ 3.36	$ 2.016
Shares issued, price per share (in dollars per share) | $ / shares														$ 1.752	$ 1.752
Common stock, shares subscribed but unissued (in shares)											2,050,047		68,447	1,458,314
Class of warrant or right, unissued (in shares)														1
Accumulated Deficit
Class of Stock [Line Items]
Deemed dividend related to modification of equity classified warrants | $				$ (5,185,502)	$ (5,185,502)
QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)		1			0
QT Imaging Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 35.01
Warrants and rights outstanding, fair value | $							$ 462,413
Share-based compensation arrangement by share-based payment award, non-option equity instruments, issued (in shares)					0
Class of warrant or right, outstanding (in shares)					0		140,688		140,688
QT Imaging Remaining Warrants
Class of Stock [Line Items]
Warrants and rights outstanding, fair value | $							$ 15,317
PubCo Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 34.50											$ 6.90	$ 34.50
Shares issued, price per share (in dollars per share) | $ / shares					$ 27.60
Total equity proceeds, percentage					65.00%						65.00%
Class of warrant or right, threshold trading days					20 days						20 days
Class of warrant or right, greater than the market value, percentage					115.00%						115.00%
Class of warrant or right, threshold trading day period					30 days						30 days
Expiration term					5 years
Class of warrant or right, outstanding (in shares)					7,963,212
PubCo Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 0.03
PubCo Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 54.00											$ 10.80	$ 54.00
Common Stock
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)		1
Warrants
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)		1
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	261,644	114,235	29,844						55,975
Sale of stock, price per share (in dollars per share) | $ / shares	$ 1.911	$ 35.01
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 2.16
Proceeds from issuance of units | $			$ 1,026,550						$ 1,932,850
Private Placement | QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 35.01

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).